Note 18 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
At the beginning of the year, noncurrent	$ 34,645
At the beginning of the year, current	931,214
Translation differences, noncurrent	(623)
Translation differences, current	(8,191)
Proceeds and repayments, net, noncurrent	(1,330)
Proceeds and repayments, net, current	(411,570)
Interests Accrued less payments, noncurrent	(5)
Interests Accrued less payments, current	(6,646)
Reclassifications, noncurrent	(3,500)
Reclassifications, current	3,500
Overdrafts variation, noncurrent
Overdrafts variation, current	1,513
At the end of the year, noncurrent	29,187
At the end of the year, current	$ 509,820